Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Allowance for doubtful account
Balance at beginning of the year	$ 534	$ 574	$ 447
Provision for the year	216	34	$ 214
Bad debt recovery	$ (143)	(53)
Written off during the year		$ (21)	$ (88)
Exchange difference			1
Balance at end of the year	$ 607	$ 534	$ 574